American Century International Bond Funds Prospectus Supplement Global Bond Fund
Supplement dated March 21, 2016 ■ Prospectus dated March 1, 2016
The following replaces the Portfolio Managers section on page 5 of the prospectus:
John A. Lovito, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2009.
Edward Boyle, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2013.
Simon Chester, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2010.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1983.
Abdelak Adjriou, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2016.
The following replaces The Fund Management Team section on page 11 of the prospectus:
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting the fund’s strategic investment parameters based on economic and market conditions. The fund’s other portfolio managers are responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
John A. Lovito
Mr. Lovito, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2009. He has a bachelor’s degree in economics and an MBA in finance from Fordham University.
Edward Boyle
Mr. Boyle, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2013. Prior to joining American Century Investments, he was a quantitative portfolio manager at FX Concepts. He has a bachelor’s degree in engineering from the United States Military Academy, West Point; a master’s of science in business administration from Boston University; and a master’s in engineering design, expert systems from Stanford University.
Simon Chester
Mr. Chester, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2010. He has a bachelor’s degree in commerce from the University of South Africa.
Robert V. Gahagan (Global Macro Strategy Team Representative)
Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1983. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.
Abdelak Adjriou
Mr. Adjriou, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2016. Prior to joining American Century Investments, he was an emerging market fixed income, global bond and European fund manager for HSBC Global Asset Management. He has an engineering degree and a master’s degree in computer science from the Ecole Superieure en Sciences Informatiques (ESSI) (France) and a master’s in random modeling calculus from the Universite Paris VI - Jussieu.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-88710 1603

American Century International Bond Funds Prospectus Supplement International Bond Fund
Supplement dated March 21, 2016 ■ Prospectus dated March 1, 2016
The following replaces the Portfolio Managers section on page 6 of the prospectus:
John A. Lovito, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2009.
Brian Howell, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1987.
Edward Boyle, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2013.
Simon Chester, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2010.
Abdelak Adjriou, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2016.
The following replaces The Fund Management Team section on page 11 of the prospectus:
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Macro Strategy Team, which is responsible for periodically adjusting the fund's strategic investment parameters based on economic and market conditions. Each portfolio manager is responsible for security selection and portfolio construction for the fund within these strategic parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
John A. Lovito (Global Macro Strategy Team Representative)
Mr. Lovito, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2009. He has a bachelor’s degree in economics and an MBA in finance from Fordham University.
Brian Howell (Global Macro Strategy Team Representative)
Mr. Howell, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1987. He has a bachelor’s degree in mathematics/statistics and an MBA in finance from the University of California – Berkeley.
Edward Boyle
Mr. Boyle, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2013. Prior to joining American Century Investments, he was a quantitative portfolio manager at FX Concepts. He has a bachelor’s degree in engineering from the United States Military Academy, West Point; a master’s of science in business administration from Boston University; and a master’s in engineering design, expert systems from Stanford University.
Simon Chester
Mr. Chester, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2010. He has a bachelor’s degree in commerce from the University of South Africa.
Abdelak Adjriou
Mr. Adjriou, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2016. Prior to joining American Century Investments, he was an emerging market fixed income, global bond and European fund manager for HSBC Global Asset Management. He has an engineering degree and a master’s degree in computer science from the Ecole Superieure en Sciences Informatiques (ESSI) (France) and a master’s in random modeling calculus from the Universite Paris VI - Jussieu.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-88711 1603